Balance Sheet Details (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Balance Sheet Details
Schedule of components of accounts receivable

The components of accounts receivable are as follows (in thousands):

	March 31,	September 30,
	2013	2012

Trade and other receivables	$21,060	$17,543
Long-term contracts:
Billed	108,774	91,132
Unbilled	305,713	264,555
Allowance for doubtful accounts	(651)	(463)
Total accounts receivable	434,896	372,767
Less estimated amounts not currently due	(20,830)	(22,070)
Current accounts receivable	$414,066	$350,697

The components of accounts receivable under long-term contracts are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
U.S. government contracts:
Amounts billed	$48,387	$64,672	$50,925	$62,093
Recoverable costs and accrued profits on progress completed—not billed	95,764	50,748	54,403	43,022

	144,151	115,420	105,328	105,115
Commercial customers:
Amounts billed	42,745	24,384	31,753	41,907
Recoverable costs and accrued profits on progress completed—not billed	168,791	91,322	92,897	89,087

	211,536	115,706	124,650	130,994

	355,687	231,126	229,978	236,109
Less unbilled amounts not currently due—commercial customers	(22,070)	(23,700)	(28,080)	(13,400)

	$333,617	$207,426	$201,898	$222,709

Components of inventories

Inventories consist of the following (in thousands):

	March 31,	September 30,
	2013	2012
Work in process and inventoried costs under long-term contracts	$71,885	$78,796
Customer advances	(21,601)	(27,288)
Raw material and purchased parts	708	858
Net inventories	$50,992	$52,366

Significant components of inventories are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Finished products	$—	$—	$—	$55
Work in process and inventoried costs under long-term contracts	78,796	71,855	79,529	105,460
Customer advances	(27,288)	(34,582)	(41,575)	(49,734)
Materials and purchased parts	858	1,086	2,699	1,824

	$52,366	$38,359	$40,653	$57,605